Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Other Assets

Other assets consisted of the following:

	TransUnion Holding June 30, 2013	TransUnion Holding December 31, 2012
(in millions)
Investments in affiliated companies	$88.6	$88.6
Deferred financing fees	31.7	34.0
Deposits	6.3	6.3
Other	0.8	0.9

Total other assets	$127.4	$129.8

Other assets consisted of the following:

	TransUnion Corp Successor June 30, 2013	TransUnion Corp Successor December 31, 2012
(in millions)
Investments in affiliated companies	$88.6	$88.6
Deferred financing fees	0.6	—
Deposits	6.3	6.3
Other	0.7	0.8

Total other assets	$96.2	$95.7

Other assets of TransUnion Holding consisted of the following:

(in millions)	TransUnion Holding December 31, 2012
Investments in affiliated companies	$88.6
Deferred financing fees	34.0
Deposits	6.3
Other	0.9

Total other assets	$129.8

Other assets of TransUnion Corp consisted of the following:

(in millions)	TransUnion Corp Successor December 31, 2012	TransUnion Corp Predecessor December 31, 2011
Investments in affiliated companies	$88.6	$42.7
Deferred financing fees	—	23.7
Deposits	6.3	10.7
Other	0.8	0.7

Total other assets	$95.7	$77.8